Prepayment and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Prepayment and Other Current Assets, Net [Abstract]
Schedule of Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets:

	December 31, 2023	December 31, 2024
	RMB	RMB
Deductible VAT	382	365
Deposits	6,592	2,785
Receivables due from third-party online payment platforms	640	480
Staff advances	1,111	588
Prepaid promotion expenses	—	8,082
Receivable from borrowers for the guarantee payment to commercial bank	18,218	18,163
Others	12,318	4,405
Less: provisions for prepayment and other current assets	(23,275)	(19,917)
Total prepayment and other current assets, net	15,986	14,951